Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Components of operating lease cost
Operating lease cost	¥ 3,018	¥ 2,139
Variable lease cost	7	42
Total operating lease cost	3,025	2,181
Cash payments for operating leases	2,042	2,037
Operating lease assets obtained in exchange for operating lease liabilities	¥ 2,177	¥ 2,671
Weighted average remaining lease term (in years)	10 years 4 months 24 days
Weighted average discount rate (as a percent)	5.40%